Leases, Right-of-use assets (Details)		12 Months Ended
	Dec. 23, 2020 Agreement	Dec. 31, 2020 GBP (£) LeaseholdProperty	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Right-of-Use Assets [Abstract]
Balance		£ 36,578,000	£ 0
Effect of adopting new accounting standards		(31,000)	44,984,000
Additions		453,000	897,000
Remeasurements		(2,269,000)	(6,849,000)
Derecognition		(9,108,000)	0
Depreciation charge for the year		(2,530,000)	(2,454,000)	£ 0
Balance		23,093,000	36,578,000	0
Lease, right-of-use assets, additional information [Abstract]
Profit from disposal of leasehold properties		215,000	115,000	£ 0
Current lease liabilities		2,043,000	1,951,000
Non-current lease liabilities		25,190,000	38,299,000
Leasehold Properties and Improvements Including Right of Use Assets [Member]
Right-of-Use Assets [Abstract]
Derecognition		£ 9,108,000
Lease, right-of-use assets, additional information [Abstract]
Number of leasehold properties, terminated lease term | LeaseholdProperty		2
Profit from disposal of leasehold properties		£ 3,700,000
Incentive received on exit of leasehold agreement		1,400,000
Leasehold incentive received on leasehold property		£ 1,088,000
Number of leasehold properties, right of use assets remeasured | LeaseholdProperty		5
Right of use assets remeasured value		£ 1,181,000
Number of guarantee agreements associated with the termination of lease | Agreement	2
Right-of-use assets [member]
Lease, right-of-use assets, additional information [Abstract]
Current lease liabilities			187,000
Non-current lease liabilities			£ 1,870,000